Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2025
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net
	December 31,
	2025	2024

Computers	12	10
Furniture and office equipment	14	14
Drones	234	52
Vehicles	33	25
Leasehold improvements	66	66
	359	167
Less - accumulated depreciation	(144)	(79)
Total property and equipment, net	215	88